Restricted Stock Units	9 Months Ended
Sep. 30, 2022
Restricted Stock Units
Restricted Stock Units

16.	Restricted Stock Units

During the nine months ended September 30, 2022, the Company granted 1,150,000 (2021 – 150,000) restricted stock units (“RSUs”) as consideration for management and consulting contracts. The RSUs were valued at $296,696 (2021 - $36,900) based on the fair market value of the closing price of the common stock of the Company at the grant date and are recognized over the vesting period. Within 30 days of vesting, the RSUs are exchanged for shares of common stock of the Company. Of the 1,150,000 RSUs granted, 650,000 vest immediately and 500,000 RSUs granted to an officer of the Company vest as follows:

●	125,000 vest 90 days after appointment as officer of the Company;
●	150,000 vest on the first day of the second year of employment as an officer of the Company;
●	100,000 vest upon the successful completion of the Company’s phase A drilling program at the SASB gas field; and
●	125,000 vest upon successful completion of at least an additional seven wells as part of the Company’s phase B drilling program at the SASB gas field.

During the nine months ended September 30, 2022, 50,000 common stock relating 50,000 RSUs that vested during the year ended December 31, 2021, were issued (Note 13).

For the nine months ended September 30, 2022, the Company recognized $112,510 (2021 - $36,900) in stock-based compensation expense for RSUs granted and vested (Note 13). At September 30, 2022, the Company has $75,933 (2021 - $Nil) in unrecognized compensation expense related to RSUs.

As at September 30, 2022, the Company recorded an obligation to issue shares of $971,621. This relates to an obligation to issue RSUs pursuant to terms set forth in contracts and agreements between the Company and various directors and officers of the Company (Note 17).

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–
Granted	1,150,000	0.17
Vested	(650,000)	0.13
Balance, September 30, 2022	500,000	0.22